Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 5:  Equity

On July 11, 2011 the Company received written consents from stockholders representing 71.3% in voting power of the Company’s capital stock authorizing an amendment of the Company’s Certificate of Incorporation for the following purposes:

•
to increase the total number of authorized shares of stock to 455,000,000 shares, of which 425,000,000 shares shall be Common Stock and 30,000,000 shares shall be Preferred Stock, with 208,334 shares of the Preferred Stock designated “Series A Convertible Preferred Stock”, 12,000,000 shares of the Preferred Stock designated “Series B Convertible Preferred Stock” and the remaining shares undesignated; and

•
to modify the definition of “Additional Stock” (as set forth in Section 6(g)(ii) of the Description of Series B Convertible Preferred Stock attached as Exhibit A to the Certificate of Designation, Preferences and Rights filed in the Office of the Secretary of State of the State of Delaware on November 18, 2009 (the “Series B Terms”)) to exclude any shares of Common Stock issued or deemed issued in a transaction or series of related transactions approved by the holders of a majority of the then-outstanding Series B Convertible Preferred Stock.

The Company has filed a Certificate of Amendment to its Certificate of Incorporation to effect the amendment on August 11, 2011.

Common Stock

In March 2011, an investor of the Company converted 100,000 shares of Series B Convertible Preferred Stock into 1 million shares of the Company’s Common Stock.  In May 2011, an investor of the Company converted 18,518 shares of Series B Convertible Preferred Stock into 185,180 shares of the Company’s Common Stock.

As stated in Note 8, on October 3, 2011, the Company issued 600,000 shares of Common Stock to Dawson James Securities, Inc. (“Dawson”) in partial consideration for financial advisory and other consulting services performed by Dawson pursuant to a Financial Advisory and Consulting Agreement dated as of September 15, 2011.

At September 30, 2011, approximately 264,000,000 shares of Common Stock were reserved for future issuance under convertible debt and warrant agreements, stock option arrangements and other commitments.

Stock Options

During the nine-month period ended September 30, 2011, the Board of Directors awarded employees and an advisor to the Board of Directors a total of 1.2 million stock options under the Company’s 2008 Incentive Stock Plan.  The options are exercisable at $0.30 per share for a ten year period.  The exercise price was equal to or greater than the market price on the respective grant dates.

The following table presents option expense included in expenses in the Company’s Consolidated Statements of Operations for the nine-month periods ended September 30, 2011 and 2010:

	2011	2010

Cost of revenue	$19	$11
General and administrative	613	1,320
Engineering, research and development	51	141
Sales and marketing	74	90
Option expense before tax	757	1,562
Provision for income tax	—	—
Net option expense	$757	$1,562

The fair value of options granted during the nine-month periods ended September 30, 2011 and 2010 were estimated at the date of grant using a Black-Scholes option pricing model with the following assumptions:

	2011	2010

Risk-free interest rate	3.5%	2.6% - 3.8%
Expected option life (years)	6.25	10.0
Expected volatility	91%	80% - 97%
Expected dividend rate	0%	0%

A summary of the Company’s stock option activity and related information for the nine-month periods ended September 30, 2011 and 2010 follows:
	2011		2010
	Number of Shares	Wtd. Avg. Exercise Price per Share	Number of Shares	Wtd. Avg. Exercise Price per Share
Outstanding, beginning of year	22,065,402	$0.57	11,203,800	$1.18
Granted	1,200,000	$0.30	13,239,102	$0.30
Canceled	(4,088,800)	$1.38	(2,791,250)	$1.67

Outstanding, end of period	19,176,602	$0.47	21,651,652	$0.58

Exercisable, end of period	9,864,590	$0.62	7,217,479	$1.13

The weighted average fair value of options granted was approximately $0.23 per share for the nine-month periods ended September 30, 2011 and 2010.  The weighted average fair value of options vested was approximately $718,000 and $325,000 for the nine-month periods ended September 30, 2011 and 2010, respectively.

Exercise prices for options outstanding as of September 30, 2011 ranged from $0.30 to $1.75.  The weighted average remaining contractual life of those options was approximately 7.5 years at September 30, 2011.  The weighted average remaining contractual life of options vested and exercisable was approximately 6.5 years at September 30, 2011.

As of September 30, 2011, there was approximately $1.2 million of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans.  That cost is expected to be recognized over a weighted-average period of 0.7 years.  The Company recognizes stock-based compensation on the straight-line method.

Warrants

At September 30, 2011, there were outstanding warrants for the purchase of 110,895,444 shares of the Company’s Common Stock at prices ranging from $0.01 per share to $1.50 per share (weighted average exercise price was $0.37 per share).  The expiration date of these warrants are as follows:

Year	Number of Warrants

2012	19,720,910
2013	8,896,554
2014	5,845,601
2015	39,522,223
2016	35,567,656
After 2016	1,342,500

110,895,444

Note 9:  Equity

Common Stock

During 2010, the Company received 50,000 shares of its Common Stock from a former officer as payment for medical benefits under COBRA regulations.  These shares are held as Treasury Stock and are recorded at $18,000, which represents the cost of benefits provided.

On March 6, 2009, the Company issued and sold 1,428,571 shares of Common Stock at a price of $0.35 per share and issued warrants to acquire 714,286 shares of Common Stock to an unrelated third party institutional investor for $500,000 in cash.  The warrants have an exercise price of $0.525 and expire five years from the grant date.  Pursuant to the warrant agreements, the Company reduced the exercise price of the Quercus warrants for 14,000,000 shares of the Company’s Common Stock from $1.25 to $0.525 per share due to the March 6, 2009 sale of Common Stock at $0.35 per share.  The warrant modification resulted in the recording of $1,030,000 of warrant expense in the first quarter of 2009.

As discussed in Note 4, the Convertible Promissory Note dated August 12, 2008 maturing on March 31, 2009 plus accrued interest totaling $577,000 was converted to 768,535 shares of the Company’s Common Stock at $.75 per share on April 1, 2009.

As discussed in Note 6, on October 20, 2010, the Company converted notes plus accrued interest totaling $433,000 into 1,802,445 shares of the Company’s Common Stock at a price of $0.24 per share.

The Company issued 200,000 shares valued at $54,000 and 345,000 shares of Common Stock valued at $188,000 during 2010 and 2009, respectively, for services and issued 313,005 shares of Common Stock valued at $109,000 in 2009 as payment of accrued interest on convertible debt.

As discussed in Note 15, in March 2011, an investor of the Company converted 100,000 shares of Series B Convertible Preferred Stock into 1 million shares of the Company’s Common Stock.

Preferred Stock

On September 16, 2009, the Company and an investor group consisting of Quercus, Empire Capital Partners, Robert S. Trump and the Focus Fund (“the Investors”), all related parties, engaged in a financing transaction, which if fully funded, would result in cash proceeds of $6.25 million to the Company.  The financing provides for funding in four tranches, with the first and second tranche amounts totaling $3.05 million based on specified time periods and the third and fourth tranche amounts totaling $3.2 million based on the occurrence of specified events.

On September 28, 2009, the Company issued 8% Convertible Promissory Notes in the principal amount of $1.68 million for the first tranche of funding, as discussed in Note 4.

The Company received $1.4 million in the Second Tranche funding on November 19, 2009.  The Company issued 583,333 shares of Series B Convertible Preferred Stock at a price of $2.40 per share.  Upon the closing of the Second Tranche funding, the outstanding principal and accrued interest on all of the 8% Secured Convertible Promissory Notes totaling $5.9 million converted into 2,454,621 shares of Series B Convertible Preferred Stock at a price of $2.40 per share.  Each share of Series B Convertible Preferred Stock is convertible, at any time at the discretion of the holder, into ten shares of the Company’s Common Stock and contains conventional anti-dilution provisions.  Except with respect to the election of the Board of Directors, holders of Series B Convertible Preferred Stock will vote on an as-converted basis together with the Common Stock holders on all matters.  The Company’s Board of Directors consists of seven members, four of whom are elected by holders of the Company’s Series B Convertible Preferred Stock (three to be designated by Quercus and one by Robert S. Trump) and three by the holders of the Company’s Common Stock.

As further consideration, the Company issued warrants to purchase 5.6 million shares of common stock.  The warrants expire in five years and provide for an exercise price of $.50 per share.  The Company estimated the fair value of the warrant issued using a Black-Scholes option pricing model and allocated $926,000 of the proceeds received to the warrant on a relative fair value basis.  In addition, the difference between the effective conversion price of the Note and the fair value of the Company’s common stock on the date of issuance resulted in a beneficial conversion feature amounting to $1,823,000, the intrinsic value of the conversion feature on that date.  Because the Series B Convertible Preferred Stock is convertible at any time at the investor’s option, the total discount of $2,749,000 is considered a “deemed dividend” to the investors of the Preferred Stock as of the date of issuance and increases the net loss attributable to common shareholders on the Company’s Consolidated Statement of Operations.

As discussed in Note 4, on March 10, 2010 the Company entered into a Bridge Loan Agreement with the Investors pursuant to which the Investors agreed to make bridge loans to the Company of up to $2.7 million in exchange for 3% Secured Convertible Promissory Notes.  The Third Tranche of the financing became effective on July 8, 2010.  In accordance with the Bridge Loan Agreement, the Company issued 791,668 shares of Series B Convertible Preferred Stock and warrants for the purchase of 8.3 million shares of the Company’s Common Stock at an exercise price of $0.30 per share in exchange for bridge loans and accrued interest totaling $1.9 million.

The Company estimated the fair value of the warrants issued using a Black-Scholes option pricing model and allocated all of the proceeds received to the warrants on a relative fair value basis.  Because the Series B Convertible Preferred Stock is convertible at any time at the investor’s option, the total discount of $1.9 million is considered a “deemed dividend” to the investors of the Preferred Stock as of the date of issuance and increases the net loss attributable to common shareholders on the Company’s Consolidated Statements of Operations.

On August 9, 2010 the Company issued to certain investors a total of 2,083,334 shares of the Company’s Series B Convertible Preferred Stock at a purchase price of $2.40 per share and warrants to purchase up to 33,333,344 shares of the Company’s Common Stock at an exercise price of $0.30 per share.  The total proceeds to the Company, net of issuance costs, was $4,625,000.

The Warrants may be exercised at any time on or before August 10, 2015, subject to the Company’s right to accelerate the expiration date in the event the closing price for the Company’s Common Stock exceeds 200% of the closing price on August 9, 2010 for a period of 30 consecutive trading days.  The Warrants contains other conventional terms, including provisions for cashless exercise and for adjustment in the Exercise Price and/or the securities issuable upon exercise in the event of certain specified extraordinary corporate events, such as stock splits, combinations, and stock dividends.

The Company estimated the fair value of the warrants issued using a Black-Scholes option pricing model and allocated all of the gross proceeds received to the warrant on a relative fair value basis.  Because the Series B Convertible Preferred Stock is convertible at any time at the investor’s option, the total discount of $5 million is considered a “deemed dividend” to the investors of the Preferred Stock as of the date of issuance and increases the net loss attributable to common shareholders on the Company’s Consolidated Statements of Operations.

Stock Options

The Company’s 1997 Stock Option Plan (the “Plan”) provided for incentive and non-incentive stock options for an aggregate of 750,000 shares of Common Stock for key employees and non-employee Directors of the Company. The Plan, which expired on December 31, 2007, provided that the exercise price of each option must be at least equal to 100% of the fair market value of the Common Stock on the date of grant.  The Plan contained automatic grant provisions for non-employee Directors of the Company.

During 2008, the Company’s stockholders approved the ThermoEnergy Corporation 2008 Incentive Stock Plan (the “2008 Plan”) for officers, employees, non-employee members of the Board of Directors, consultants and other service providers.  The 2008 Plan provides for the granting of non-qualified stock options, restricted stock, stock appreciation rights (“SAR”) and incentive stock options.  Options may not be granted at an exercise price less than the fair market value of the Company’s Common Stock on the date of grant and the term of the options may not be in excess of ten years.   The Company has reserved 20,000,000 shares of Common Stock for issuance under the 2008 Plan.

Although the granting of awards under the 2008 Plan is generally at the discretion of the Compensation Committee of the Board of Directors, the 2008 Plan provides for automatic grants of stock options to the non-employee members of the Board of Directors.  Each non-employee Director who is elected or appointed to the Board for the first time shall automatically be granted a Nonqualified Stock Option to purchase 30,000 shares of Common Stock.  Thereafter, at each subsequent annual meeting of stockholders, each non-employee Director who is re-elected to the Board of Directors or continues to serve a term that has not expired will receive a grant to purchase an additional 30,000 shares.  All options granted to non-employee Directors vest and become fully exercisable on the date of the first Annual Meeting of Stockholders occurring after the end of the fiscal year of the Company during which such option was granted and shall have a term of ten years.

During 2010, the Board of Directors awarded officers, employees, and various members of the Board of Directors a total of 13,659,102 stock options.  The options are exercisable at exercise prices ranging from $0.30 to $0.35 per share for a ten year period.  The exercise price was equal to or greater than the market price on the respective grant dates during the year.

During 2009, the Board of Directors awarded officers, employees, and various members of the Board of Directors a total of 3,720,000 stock options.  The options are exercisable at exercise prices ranging from $0.299 to $1.50 per share for a ten year period.  The exercise price was equal to or greater than the market price on the respective grant dates during the year.

The fair value of options granted during 2010 and 2009 were estimated at the date of grant using a Black-Scholes option pricing model with the following assumptions:
	2010	2009

Risk-free interest rate	2.5% - 3.8%	3.0% - 3.9%
Expected option life (years)	10.0	10.0
Expected volatility	80% - 97%	77% - 80%
Expected dividend rate	0%	0%

A summary of the Company’s stock option activity and related information for the years ended December 31, 2010 and 2009 follows:
	2010		2009
	Number of Shares	Wtd. Avg. Price per Share	Number of Shares	Wtd. Avg. Price per Share
Outstanding, beginning of year	11,203,800	$1.18	8,213,800	$1.38
Granted	13,659,102	$0.30	3,720,000	$0.65
Canceled and expired	(2,797,500)	$1.92	(730,000)	$0.83
Outstanding, end of year	22,065,402	$0.57	11,203,800	$1.18
Exercisable, end of year	9,746,061	$0.91	8,583,800	$1.44

The weighted average grant date fair value of options granted were $0.23 per share and $0.28 per share for the years ended December 31, 2010 and 2009, respectively.  The total fair value of options vested were approximately $885,000 and $584,000 as of December 31, 2010 and 2009, respectively.

Exercise prices for options outstanding as of December 31, 2010 ranged from $0.30 to $1.75. The weighted average remaining contractual life of those options was approximately 8.2 years at December 31, 2010.  The weighted average remaining contractual life of options vested and exercisable was approximately 6.8 years at December 31, 2010.

As of December 31, 2010, there was $1,691,000 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans.  That cost is expected to be recognized over a weighted-average period of 1.2 years.  The Company recognizes stock-based compensation on the straight-line method.

Warrants

Arthur S. Reynolds, a member of the Company’s Board of Directors, performed the duties of Interim Chief Financial Officer of the Company from August 2009 through November 2009.  The Company issued warrants to purchase 681,103 shares of the Company’s Common Stock at a price between $0.31 and $0.50 per share as part of his compensation.  The fair value of the warrants on the respective grant dates totaled $102,270, which was recorded as warrant expense in 2009.

The Company recorded general and administrative expense in connection with warrants issued for services amounting to $46,000 for the year ended December 31, 2009.  There were no such warrants issued in 2010.  The value of the warrants was computed using a Black-Scholes option model.

At December 31, 2010, there were outstanding warrants for the purchase of 90,200,266 shares of the Company’s Common Stock at prices ranging from $0.24 per share to $1.82 per share (weighted average exercise price was $0.41 per share) until expiration (800,000 shares in 2011, 14,833,333 shares in 2012, 8,479,884 shares in 2013, 20,173,722 in 2014, 45,233,327 shares in 2015 and 680,000 shares in 2019).

At December 31, 2010, approximately 210 million shares of Common Stock were reserved for future issuance under convertible debt and warrant agreements, stock option arrangements and other commitments (see Note 15 for subsequent events involving warrants).